Summary of significant accounting policies - Convenience translation, funds receivable, property and equipment, net, intangible assets, net and goodwill (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) segment	Dec. 31, 2014 CNY (¥)
Convenience translation
Noon buying rate of US$1.00 to RMB	6.4778
Funds receivable
Allowance for doubtful accounts | ¥	¥ 0	¥ 0
Goodwill
Number of reporting segments | segment	1
Software platform
Intangible assets, net
Estimated economic life	8 years
Office furniture and equipment | Minimum
Property and equipment, net
Estimated useful life	3 years
Office furniture and equipment | Maximum
Property and equipment, net
Estimated useful life	5 years
Office computer equipment
Property and equipment, net
Estimated useful life	3 years
Servers and network equipment
Property and equipment, net
Estimated useful life	3 years
Software
Property and equipment, net
Estimated useful life	3 years
Digital locks
Property and equipment, net
Estimated useful life	3 years
Leasehold improvements | Maximum
Property and equipment, net
Estimated useful life	3 years